Shareholders’ equity (Details Narrative) - USD ($)				1 Months Ended			6 Months Ended			9 Months Ended
	Sep. 30, 2024	Apr. 01, 2024	Feb. 26, 2024	Jun. 30, 2025	Jan. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024		Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Oct. 09, 2024	Sep. 25, 2024	Feb. 25, 2024
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000											100,000,000	5,000,000
Common stock, par value			$ 0.0005											$ 0.0005	$ 0.01
Share capital			$ 50,000											$ 50,000	$ 50,000
Share split			1-for-20
Warrants were issued				100,000	170,161		100,000						67,850
Fair value of the warrants				$ 0.2
Warrants exercised							164,713	810,425
Shares Issued, Price Per Share					$ 4.75
Warrants and Rights Outstanding					$ 1,200,000
IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share					$ 4.00
IPO [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share					$ 5.50
Knorex SG [Member]
Class of Stock [Line Items]
Ownership percentage	100.00%			100.00%			100.00%			100.00%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized														20
Warrant [Member]
Class of Stock [Line Items]
Expected volatility		56.83%
Risk-free interest rate		4.72%
Expected life of years		2 years
Exercise price		$ 3.33
Stock price percentage		70.00%
Stock price		$ 4.75
Warrants exercised					164,713
Warrant [Member] | IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock price		4.00
Warrant [Member] | IPO [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock price		$ 5.50
Batch One Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations					4,527,387
Batch One Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price					$ 1.497
Batch One Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price					2.074
Batch Two Warrant [Member]
Class of Stock [Line Items]
Exercise price					$ 2.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations					251,608
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date					Jun. 30, 2027
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				90,000,000			90,000,000					90,000,000		90,000,000
Common stock, par value	$ 0.0005			$ 0.0005			$ 0.0005			$ 0.0005		$ 0.0005		$ 0.0005
Common stock, shares issued	22,477,825			22,642,538			22,642,538			22,477,825		22,477,825
Common stock, shares outstanding	22,477,825			22,642,538			22,642,538			22,477,825		22,477,825
Aggregate new issuance	22,477,825						22,477,825
Warrants were issued		251,608
Fair value of the warrants		$ 277,609
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Aggregate new issuance							164,713	810,425	[1]
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercised					164,713	810,425
Warrants exercised, value					$ 200,000	$ 1,300,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				10,000,000			10,000,000					10,000,000		10,000,000
Common stock, par value	$ 0.0005			$ 0.0005			$ 0.0005			$ 0.0005		$ 0.0005		$ 0.0005
Validity period							5 years
Extended validity period							3 years
Common stock, shares issued	4,780,575			4,780,575			4,780,575			4,780,575		4,780,575
Common stock, shares outstanding	4,780,575			4,780,575			4,780,575			4,780,575		4,780,575
Aggregate new issuance	4,780,575						4,780,555
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized														20
Aggregate new issuance							4,780,575
Common Class A and Class B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding											27,258,400
Aggregate new issuance										27,258,380

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares effected on September 30, 2024 as part of the reverse capitalization consideration.